                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,     /___/
        check the box but do not list series or classes)

                                                Scudder Aggressive Growth Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                ----------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Blue Chip Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Contrarian Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer




SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Fixed Income Portfolio (f/k/a Scudder Investment Grade Bond Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Global Blue Chip Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Government Securities Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Growth Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder High Income Portfolio (f/k/a Scudder High Yield Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder International Select Equity Portfolio
                                                (f/k/a Scudder International Research Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Money Market Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                $3,590,838.19
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $3,590,838.19

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                            $0.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:               ($3,589,838.19)
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        N/A



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Small Cap Growth Portfolio







3       Investment Company Act File Number:                                                811-5002



        Securities Act File Number:                                                        33-11802



4(a).   Last day of fiscal year for which this Form is filed:                              December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                         $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                         $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                         $0.00
--------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                         Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Strategic Income Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                              $0.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                            $0.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Technology Growth Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                         $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                         $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                         $0.00
--------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                         Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                Scudder Total Return Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Davis Venture Value Portfolio (f/k/a SVS Venture Value Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $2,200.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $2,200.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.18


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.18


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Dreman Financial Services Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Dreman High Return Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Dreman Small Cap Value Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Eagle Focused Large Cap Growth Portfolio
                                                (f/k/a SVS Focused Large Cap Growth Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar
        days after the end of the issuer's fiscal year). (See Instruction A.2)                          /___/
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Focus Value+Growth Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Index 500 Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                         $20,792.01



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                       $20,792.01
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $1.68


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $1.68


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS INVESCO Dynamic Growth Portfolio (f/k/a SVS Dynamic Growth Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Janus Growth and Income  Portfolio (f/k/a SVS  Growth and Income Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                         $16,176.22



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                       $16,176.22
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $1.31


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $1.31


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Janus Growth Opportunities  Portfolio
                                                (f/k/a SVS  Growth Opportunities Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS MFS Strategic Value Portfolio







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $2,501,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                            $2,501,000.00
        [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                        $202.33


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                           $202.33


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Oak Strategic Equity Portfolio (f/k/a SVS Strategic Equity Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.

                                                UNITED STATES
                                                SECURITIES AND EXCHANGE COMMISSION
                                                Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                                Scudder Variable Series II
                                                222 South Riverside Plaza
                                                Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /___/
        check the box but do not list series or classes)

                                                SVS Turner Mid Cap Growth Portfolio (f/k/a SVS Mid Cap Growth Portfolio)







3       Investment Company Act File Number:                                               811-5002



        Securities Act File Number:                                                       33-11802



4(a).   Last day of fiscal year for which this Form is filed:                             December 31, 2002




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar                         /___/
        days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.                           /___/



5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $1,000.00



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                        $0.00



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                        $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                                       $0.00

(v)             Net sales - if item 5(i) is greater than item 5(iv)                                                        $1,000.00
                [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------------
(vi) Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                        $0.00
-------------------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                             0.0000809


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                          $0.08


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:            0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                         0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                             $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                             $0.08


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                        Wire Transfer

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                 Date   3/31/03
                            -------------------------                 ---------
                            Caroline Pearson, Assistant Secretary

  *Please print the name and title of the signing officer below the signature.